Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 10. Related Party Transactions

Amount due from related parties

As of June 30, 2024 and December 31, 2023, the Company recorded amount due from GBuy Global Pte Ltd, a shareholder of the Company of $12,977 and $6,638, respectively, which represents expenses paid on behalf for a related party. The amounts are unsecured, non-interest bearing and due on demand.

As of June 30, 2024 and December 31, 2023, the Company recorded amount due from Webuy Talent Ltd (“Webuy Talent”) of $10,734 and $5,169, respectively. Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Director of the Company is also the director of Webuy Talent. The balance represents expenses paid on behalf for a related party. The amounts are unsecured, non-interest bearing and due on demand.

Amount due to a related party

The transactions amount due to a related party are as of the following:

	June 30, 2024	December 31, 2023
Beginning of the years January 1	$25,929	$25,336
Exchange difference	(685)	593
Periods ended June 30	$25,244	$25,929

As of June 30, 2024 and December 31, 2023, the Company recorded amount due to Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Director of the Company of $25,244 and $25,929. Except for the exchange differences arising from the translation of SGD balances into U.S. dollar at different period-end and year-end exchange rates, there was no movement on the balance during the six months ended June 30, 2024 and 2023. The balance represents business advances from a related party. The amounts are unsecured, non-interest bearing and due on demand.